Investment properties (Details Narrative)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Description of fair value measurements of investment properties	For the next 5 years, an average ARS / USD exchange rate with an upward trend was considered, starting at ARS 1,308.33 (corresponding to the year ended June 30, 2026) and arriving at ARS 2,477.27 in 2030. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 25.5% and stabilizes at 8.0% after 4 years	For the next 5 years, an average ARS / USD exchange rate with an upward trend was considered, starting at ARS 1,170.0 (corresponding to the year ended June 30, 2025) and arriving at ARS 3,024.05 in 2030. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 85.6% (corresponding to the year ended June 30, 2025) and stabilizes at 8.0% after 5 years	For the next 5 years, an average ARS / USD exchange rate with an upward trend was considered, starting at ARS 479.40 (corresponding to the year ended June 30, 2024) and arriving at ARS 2,118.20 in 2029. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 144.3% (corresponding to the year ended June 30, 2023) and stabilizes at 8.0% after 5 years
Argentina [Member]
Statement [Line Items]
Description of infrastructure	Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation and 10% for the devaluation